Equity Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense		$ 29.3
Weighted-average amortization period		3 years
Total intrinsic value of options exercised		$ 4.8
Weighted-average grant date fair value per share of stock options granted		$ 5.40	$ 1.44
2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum of number of shares reserved and available for issuance		9,498,725
Maximum number of shares issued as a proportion of outstanding capital stock on preceding December 31		5.00%
Number of shares available for future grant		6,271,873
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares issued as a proportion of outstanding capital stock on preceding December 31		1.00%
Number of shares available for future grant		949,873
Number of shares reserved for issuance		949,873
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total intrinsic value of options exercised			$ 0.1
Subsequent Event [Member] | 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares available for grant		4,377,321
Subsequent Event [Member] | 2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in number of shares available for grant	875,464
Restricted Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate fair value of awards vested		$ 0.3	$ 0.5
Founder And Advisors Restricted Stock Award [Member] | Founders and Advisors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				4,690,000